DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	$ 13.4	$ 10.4	$ 20.7
Held at fair value through profit or loss | Forward freight agreements
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	4.6	2.0	3.9
Held at fair value through profit or loss | Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	(1.2)	(0.8)	(0.1)
Held for hedging | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	(1.5)	0.9	3.1
Held for hedging | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	$ 11.5	$ 8.3	$ 13.8